TAXATION - Summary of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
TAXATION
Balance at beginning of the year	¥ 58,718	$ 8,270	¥ 59,049
Additions from the business acquisitions			0
Additions based on tax position related to current year	9,449	1,331	15,894
Additions based on tax positions related to prior year	4,652	655	22,462
Reductions for tax positions related to prior years	(11,789)	(1,660)	(38,687)
Balance at end of the year	¥ 61,030	$ 8,596	¥ 58,718